Annual Operating Expenses - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - Select Communication Services Portfolio
	Apr. 29, 2024
Fidelity Advisor Communication Services Fund - Class I
Operating Expenses:
Management fee	0.69%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.71%
Fidelity Advisor Communication Services Fund - Class Z
Operating Expenses:
Management fee	0.56%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.58%
Fidelity Advisor Communication Services Fund - Class A
Operating Expenses:
Management fee	0.72%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[2]
Total annual operating expenses	0.99%
Fidelity Advisor Communication Services Fund - Class M
Operating Expenses:
Management fee	0.72%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.02%	[2]
Total annual operating expenses	1.24%
Fidelity Advisor Communication Services Fund - Class C
Operating Expenses:
Management fee	0.71%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.03%	[2]
Total annual operating expenses	1.74%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23%, 0.23%, 0.22%, 0.20%, and 0.07% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.